Income Taxes - Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits excluding Interest and Penalties	€ (140.4)	€ (113.9)		€ (105.5)
Unrecognized Tax Benefits	(208.7)	(148.8)
Deferred Tax Assets (Liabilities), Net	193.8	(160.6)	[1],[2]	(243.4)	[1]
Total	(14.9)	(309.4)
Liability For Unrecognized Tax Benefits [Member]
Income Tax Contingency [Line Items]
Accrued interest and penalties recorded in the Consolidated Statements of Operations	32.6	4.2		€ 5.8
Accrued interest and penalties recorded in the Consolidated Balance Sheets	€ 68.5	€ 34.9

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.